INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 197	$ 221
Deferred income tax liabilities	(988)	(1,280)
Total net deferred tax (liability) asset	(791)	(1,059)	$ (890)
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	(1,108)	(1,425)
Canada | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	23	2
U.S. | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	5	15
International | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ 289	$ 349